Long-Term Debt (6.375% Senior Notes Due 2023) (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Apr. 02, 2015	Dec. 31, 2014	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from issuance of Senior Notes		$ 494	$ 1,400,000
Senior Notes [Member] | 6.375% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Face amount	$ 800,000
Debt Instrument, Interest Rate, Stated Percentage	6.375%
Due date	Apr. 01, 2023
Liquidated damages in form of additional interest, percent			0.25%
Percentage of increase in additional interest after target date			0.25%
Liquidated damages additional interest description			0.25% per annum of the principal amount of 2023 Senior Notes held by such holder, with respect to the first 90 days after the Target Date (which rate will be increased by an additional 0.25% per annum for each subsequent 90 day period that such liquidated damages continue to accrue), in each case until the exchange offer is completed;
Liquidated damages accruing, aggregate percent, maximum			1.00%
Proceeds from issuance of Senior Notes	$ 786,500